Summary of Significant Accounting Policies - Distribution fees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Total intermediary fees incurred	$ 112,360	$ 88,818	$ 86,166
Less: fees incurred by Artisan Funds	78,036	62,736	61,431
Fees incurred by Artisan	34,324	26,082	24,735
Other marketing expenses	4,074	2,908	1,439
Total distribution and marketing	$ 38,398	$ 28,990	$ 26,174